Income taxes - Disclosure of deferred tax balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Abstract]
Deferred tax assets	$ 96,358	$ 113,484
Deferred tax liabilities	(132,038)	(158,341)
Deferred tax assets (liabilities)	$ (35,680)	$ (44,857)	$ (46,136)